Note 14 - Financial Instruments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
14.	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables and long term deposits. The principal financial liabilities of the Company consist of long term loans, accounts payable due to suppliers, amounts due to related parties, accrued liabilities and warrants granted to third parties.

a)

Interest rate risk: The Company as of December 31, 2021 is subject to market risks relating to changes in interest rates, since the ABN and Alpha Bank financing facilities were subject to floating interest rates.

b)

Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of its liquid assets.

The fair value of interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty the Company and hence are considered Level 2 items in accordance with the fair value hierarchy. The Company paid a fixed rate and received a floating rate for these interest rate swaps. The fair values of these derivatives were derived principally from, or corroborated by, observable market data inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

The fair value of warrants was determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level 3 items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Interest rate swap agreements

The Company had entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swaps were pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate.

On January 17, 2019, as part of the prepayment of ABN Facility Tranche C, the Company unwound the interest rate swap with ABN Amro bank dated December 19, 2016 and realized a gain of $213. Furthermore, on July 15, 2019, as part of the prepayment of the NORD/LB facility, the Company unwound the interest rate swap with NORD/LB bank dated May 17, 2017 and realized a loss of $205. On January 16 and January 21, 2020, as part of the prepayment of the ABN Facility, the Company unwound its two remaining interest rate swaps with ABN Amro bank and realized a loss of $405. On February 21, 2020, as part of the prepayment of the Alpha Bank Facility, the Company unwound its interest rate swap with Alpha bank and realized a loss of $927, being the last interest rate swap of the Company. In both cases the resulting losses included losses resulting from the discontinuation of hedge accounting applied that were transferred from Other comprehensive income to Gain/(Loss) on Derivative financial instruments in the consolidated statements of comprehensive (loss)/income.

Class B Warrant liability

The Company's Class B Warrant derivatives outstanding as of December 31, 2020, were recorded at their fair values. As of December 31, 2020 the Company’s Class B Warrant derivatives consisted of 168,000 warrant shares outstanding, issued in connection with the Company’s November 2019 Registered Direct Offering that closed on November 7, 2019, as depicted in the following table:

Class B Warrants Outstanding December 31, 2020	Class B Warrant Shares Outstanding December 31, 2020	Original Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2020
4,200,000	168,000	18 months	$1.00	66

* Applying the Floor Price

On May 7, 2021 the Company’s outstanding Class B Warrants expired.

Recurring fair value measurements

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the consolidated balance sheets, analyzed by fair value measurement hierarchy level:

		Fair Value Measurement at Reporting Date
As of December 31, 2020	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Current liability (Class B Warrants)	66	-	-	66

As of December 31, 2020, the Class B Warrants have been classified in current liabilities, due to the fact that they matured on May 7, 2021.

The following table sets forth a summary of changes in fair value of the Company’s level 3 fair value measurements for the years ended December 31, 2020 and 2021:

Closing balance – December 31, 2019	609
Change in fair value of Class B Warrants, included in Gain/(Loss) on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	(543)
Closing balance – December 31, 2020	66
Change in fair value of Class B Warrants, included in Gain/(Loss) on derivative financial instruments in the consolidated statements of comprehensive (loss)/income	(66)
Closing balance – December 31, 2021	-

Derivative Financial Instruments not designated as hedging instruments – Class B Warrants:

The major unobservable input in connection with the valuation of the Company’s Class B Warrants is the volatility used in the valuation model, which is approximated by using four-month daily historical observations of the Company’s share price. The annualized four-month daily historical volatility that had been applied in the warrant valuation as of December 31, 2020 was 109%. A 5% increase in the volatility applied would have lead to an increase of 1% in the fair value of the Class B Warrants. The fair value of the Company’s Class B Warrants is considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs.

	Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2020	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2020
Class B Warrants	66	Non-Current / Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	109%

Location and amounts of derivative financial instruments fair values:

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive loss / (income) are presented below:

	Amount of gain/(loss) recognized in Statement of comprehensive loss / (income) located in Gain / (Loss) on derivate financial instruments
	2019	2020		2021
Interest rate swaps- change in fair value	(841)	(1,332)		-
Interest rate swaps– realized gain/(loss)	139	(25)		-
2014 Warrants- change in fair value	1,915	-		-
Class B Warrants- change in fair value	388	543		66
Total	1,601334	(814	)334	66

Derivative Financial Instruments designated as hedging instruments:

The components of accumulated other comprehensive loss included in the consolidated balance sheets consist of unrealized losses on cash flow hedges and are analyzed as follows:

Unrealized (Loss) on cash flow hedges
Balance, December 31, 2019	(1,361)
Termination of interest rate swap contracts	1,361
Balance, December 31, 2020	-